Subsequent Events (Detail)	Mar. 28, 2014	Dec. 31, 2013	Feb. 13, 2013	Feb. 12, 2013	Jan. 24, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Exchange rate, currency translation	6.3	6.30	6.30	4.30	6.30